Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2022 £m	2021 £m
Pound Sterling (GBP)	253	41
Taiwan Dollar (TWD)	72	67
United States Dollar (USD)	59	3
Indian Rupee (INR)	49	25
Euro (EUR)	25	18
Others	226	260
Total	684	414